Net Revenues from Customers accounted for 10% or more (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Net revenue from customers	8.90%	37.60%	22.30%
A
Concentration Risk [Line Items]
Net revenue from customers	8.90%	14.90%
B
Concentration Risk [Line Items]
Net revenue from customers		11.80%
C
Concentration Risk [Line Items]
Net revenue from customers		10.90%
D
Concentration Risk [Line Items]
Net revenue from customers			11.40%
E
Concentration Risk [Line Items]
Net revenue from customers			10.90%